Equity and share capital (Details Textuals 2) (CAD)	12 Months Ended		1 Months Ended
	Jun. 30, 2011	Jun. 30, 2011 Share capital	Jul. 26, 2011 Private Placement	Dec. 23, 2010 Private Placement	Dec. 23, 2010 Private Placement Share capital	Dec. 23, 2010 Private Placement Warrant Reserve
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued on public offering	12,719,000	12,059,405	8,096,000		12,719,000	659,595
Shares issued on public offering (in shares)		9,085,000	5,060,000		9,085,000
Shares issued on public offering, (in dollars per unit)			1.60		1.40
Closing price (in dollars per share)					1.80
Risk free interest rate				1.70%
Expected share price volatility				35.00%
Expected life of warrant				2 years
Dividend yield